18 RELATED-PARTY BALANCES AND TRANSACTIONS (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
	Oct. 15, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Expenses
Net income (loss) for the year	R$ 1,000,000	R$ 2,244,511	R$ 5,200,583	R$ 111,229
Subsidiaries, Joint Ventures, Associates, Exclusive Funds and Other Related Parties [Member]
Revenues
Sales		1,122,303	1,278,751	880,145
Interest (note 24)		79,228	64,888	61,549
Expenses
Purchases		(1,958,958)	(1,418,282)	(1,176,930)
Interest (Note 24)			(16,092)
Foreing exchange and monetary variations, net		3,586	13,611
Other expenses		(150,943)
Net income (loss) for the year		R$ (904,253)	R$ (77,124)	R$ (235,236)